Business segment information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Total Sales	$ 17,476	$ 23,892	$ 28,944
Net Total Sales, percent	100.00%	100.00%	100.00%
Fitbit Inc [Member]
Net Total Sales	$ 8,472	$ 14,145	$ 10,593
Net Total Sales, percent	48.00%	59.00%	37.00%
Kern Sohn G M B H [Member]
Net Total Sales	$ 2,729	$ 3,874	$ 5,424
Net Total Sales, percent	16.00%	16.00%	19.00%
Pitney Bowes Inc [Member]
Net Total Sales	$ 2,435	$ 1,969	$ 2,476
Net Total Sales, percent	14.00%	8.00%	8.00%
Sunbeam Products Inc [Member]
Net Total Sales	$ 1,563	$ 1,738	$ 6,879
Net Total Sales, percent	9.00%	7.00%	24.00%
Total [Member]
Net Total Sales	$ 15,199	$ 21,726	$ 25,372
Net Total Sales, percent	87.00%	90.00%	88.00%
Scales & Pet Electronics Products | Fitbit Inc [Member]
Net Total Sales	$ 8,472	$ 14,145	$ 10,593
Net Total Sales, percent	48.00%	59.00%	37.00%
Scales & Pet Electronics Products | Kern Sohn G M B H [Member]
Net Total Sales	$ 2,729	$ 3,874	$ 5,424
Net Total Sales, percent	16.00%	16.00%	19.00%
ScalesAndPetElectronicsProductsMember | Pitney Bowes Inc [Member]
Net Total Sales	$ 2,435	$ 1,969	$ 2,476
Net Total Sales, percent	14.00%	8.00%	8.00%
ScalesAndPetElectronicsProductsMember | Sunbeam Products Inc [Member]
Net Total Sales	$ 1,563	$ 1,738	$ 6,879
Net Total Sales, percent	9.00%	7.00%	24.00%